Fair Value Measurements of Assets and Liabilities (Additional Information) (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions		1 Months Ended	12 Months Ended
	Mar. 01, 2022	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Business combination contingent consideration payments			$ 10.3	$ 8.9
Common Stock [Member] | Embody, Inc. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Issuance of common stock for contingent consideration liability			0.1
Issuance of common stock for contingent consideration liability, valued			$ 15.5
Business combination contingent consideration payments			$ 0.7
Fair value of common stock at the settlement date			$ 143.84
Shares of common stock repurchased		0.1
Common Stock [Member] | Spinoff [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of unregistered common shares retained in spinoff	5.1
Spin-off percentage retained	19.70%